CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Convertible Notes
	As of December 31,
	2 0 2 2	2 0 2 1
Liability component:

Principal amount	200,000	200,000
Unamortized discount	-	(12,032)
Unamortized issuance costs	(3,606)	(4,931)
Net carrying amount	196,394	183,037

Equity component, net of issuance costs of $518 and deferred taxes of $1,878	-	13,770

Schedule of Interest Expense Related to Convertible Notes
	Year ended December 31,
	2 0 2 2	2 0 2 1

Amortization of debt discount	-	3,000
Amortization of debt issuance costs	1,276	1,229
Total financial expense recognized	1,276	4,229